Fair Value Measurements - Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial assets:
Cash, cash equivalents and restricted cash, carrying value	$ 79,417	$ 127,227	$ 41,046	$ 153,977
Fair Value, Inputs, Level 1
Financial assets:
Cash, cash equivalents and restricted cash, carrying value	79,417	127,227
Cash, cash equivalents and restricted cash, fair value	79,417	127,227
Fair Value, Inputs, Level 2
Financial liabilities:
Bank loans, net - carrying value	58,276	64,292
Bank loans, net - fair value	$ 58,276	$ 64,292